Related party disclosures	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Related party disclosures
29.	Related party disclosures
The ultimate parent
As of December 31, 2022, the controlling shareholder of the Company, HLA, indirectly owned 18,270,965, or 44.7% (2021: 18,270,965, or 44.7%), of the ordinary shares in the capital of the Company, as well as a special share that entitles it to elect a majority of directors of the Company. HLA controls the Company through its wholly-owned subsidiary, HLC, and through HLT, a wholly-owned subsidiary of HLC. HLT owns approximately 23.3% (2021: 23.3%) of the ordinary shares in the capital of the Company and is, and has since August 2002 been, the registered holder of the special share. HLA also owns, through another wholly-owned subsidiary, Well Summit Investments Limited, approximately 21.4% (2021: 21.4%) of the ordinary shares in the capital of the Company. HLA is a member of the Hong Leong Investment Holdings Pte. Ltd., or Hong Leong Investment group of companies. Prior to August 2002, the Company was controlled by Diesel Machinery (BVI) Limited, which, until its dissolution, was a holding company controlled by HLC and was the prior owner of the special share. Through HLT’s stock ownership and the rights accorded to the special share under
Bye-Laws
of the Company and various agreements among shareholders, HLA is able to effectively approve and effect most corporate transactions.
In 2022, there were transactions other than dividends paid, between the Group and HLA of RMB 0.4 million (less than US$0.1 million) (2021: RMB 0.5 million; 2020: RMB 0.03 million). The transaction relates to consultancy fees charged by HLA.
Entity with significant influence over the Group
As of December 31, 2022, the Yulin City Government through Coomber Investment Ltd. owned 17.2% (2021: 17.2%) of the ordinary shares in the capital of the Company.

The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2020	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	RMB’000	US$’000
Sales of engines and parts
- associates and joint ventures	1,256,268	393,440	411,010	59,122
- GY Group (including its subsidiaries and affiliates)	2,637,845	3,223,785	2,262,306	325,423
Purchase of parts, supplies and engines
- associates and joint ventures	2,792,707	2,036,675	1,396,611	200,896
- GY Group (including its subsidiaries and affiliates)	1,245,030	1,307,137	1,053,607	151,557
Hospitality, restaurant, consultancy and other service income charged to
- a joint venture	3,918	2,152	5,803	835
- GY Group (including its subsidiaries and affiliates)	6,765	6,609	10,398	1,496
Service charge charged by
- joint ventures	—	5,023	128	18
Rental income
- joint ventures	4,565	4,415	4,634	667
- GY Group (including its subsidiaries and affiliates)	3,970	275	580	83
Property management service expenses
- GY Group (including its subsidiaries and affiliates)	24,968	21,978	22,128	3,183
Selling, general and administrative expenses
- a joint venture	7,287	2,530	—	—
- GY Group (including its subsidiaries and affiliates)	4,728	9,315	30,151	4,337
- HLA (including its affiliates)	6,687	7,188	8,994	1,294
Delivery, storage, distribution and handling expenses
- GY Group (including its subsidiaries and affiliates)	312,891	300,699	201,669	29,009
Payment for lease liabilities
- GY Group (including its subsidiaries and affiliates) (i)	18,086	17,215	19,802	2,848
Purchases of vehicles and machineries
- GY Group (including its subsidiaries and affiliates)	2,838	3,460	2,513	361

Note:

(i)
The Group has adopted IFRS 16 on January 1, 2019. These leasing expenses have been recognized as right-of-use
assets and lease liabilities on the consolidated statement of financial position as of December 31, 2021 and 2022.

In addition to the above, Yuchai also entered into transactions with other PRC Government owned enterprises. Management considers that these transactions were entered into in the normal course of business and expects that these transactions will continue on normal commercial terms.
The transactions with related parties are made at terms agreed between the parties.
Compensation of key management personnel of the Group

	31.12.2020	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	RMB’000	US$’000
Short-term employee benefits	43,178	25,289	25,011	3,598
Contribution to defined contribution plans	292	273	208	30

	43,470	25,562	25,219	3,628

The
non-executive
directors do not receive pension entitlements from the Group.